Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Trust for Advisor Solutions
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	Apr. 30, 2017
Prospectus Date	Apr. 30, 2017
Hatteras Alpha Hedged Strategies Fund | Class C
Prospectus:
Trading Symbol	APHCX
Hatteras Alpha Hedged Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	ALPIX
Hatteras Alpha Hedged Strategies Fund | Class A
Prospectus:
Trading Symbol	APHAX
Hatteras Disciplined Opportunity Fund | Class A
Prospectus:
Trading Symbol	HDOAX
Hatteras Disciplined Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	HDOIX